Right-of-use asset and lease liability (Details 2) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Right-of-use Asset And Lease Liability
2024	R$ 51,452
2025	33,745
2026	34,241
2027	10,196
2028	9,845
After 2028	169,140
Undiscounted amounts	308,619
Imputed interest	(99,733)
Lease liabilities balance	R$ 208,886